Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Gross amount	₩ 1,921,617	₩ 2,214,353
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 238,881	₩ 264,498	₩ 249,501
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.06%
Gross amount	₩ 1,364,899
Loss allowance	₩ 28,102
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.44%
Gross amount	₩ 565,378
Loss allowance	₩ 13,789
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	76.34%
Gross amount	₩ 46,399
Loss allowance	₩ 35,422
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	43.30%
Gross amount	₩ 1,150
Loss allowance	₩ 498
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	86.51%
Gross amount	₩ 132,810
Loss allowance	₩ 114,891
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	70.77%
Gross amount	₩ 6,192
Loss allowance	₩ 4,382
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	99.92%
Gross amount	₩ 26,540
Loss allowance	₩ 26,519
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	89.19%
Gross amount	₩ 17,130
Loss allowance	₩ 15,278